PORTFOLIO OF INVESTMENTS – as of September 30, 2019 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks – 98.6% of Net Assets
	Aerospace & Defense – 2.7%
1,423	Boeing Co. (The)(a)	$541,409
231	Huntington Ingalls Industries, Inc.(a)	48,923
1,047	Lockheed Martin Corp.(a)	408,393
1,073	Raytheon Co.(a)	210,512
3,007	United Technologies Corp.(a)	410,516

		1,619,753

	Air Freight & Logistics – 0.4%
1,410	FedEx Corp.(a)	205,254
397	XPO Logistics, Inc.(a)(b)	28,413

		233,667

	Airlines – 0.4%
468	Alaska Air Group, Inc.(a)	30,378
2,785	Delta Air Lines, Inc.(a)	160,416
501	JetBlue Airways Corp.(a)(b)	8,392
810	United Airlines Holdings, Inc.(a)(b)	71,612

		270,798

	Auto Components – 0.2%
858	Adient PLC(a)	19,700
213	Garrett Motion, Inc.(b)	2,121
884	Gentex Corp.(a)	24,341
343	Lear Corp.(a)	40,440
388	Magna International, Inc.(a)	20,692

		107,294

	Automobiles – 0.3%
3,780	General Motors Co.(a)	141,674
81	Tesla, Inc.(a)(b)	19,511

		161,185

	Banks – 5.6%
26,706	Bank of America Corp.(a)	779,014
5,086	Citigroup, Inc.(a)	351,341
1,199	Comerica, Inc.(a)	79,122
680	East West Bancorp, Inc.(a)	30,117
5,502	Fifth Third Bancorp(a)	150,645
943	First Republic Bank(a)	91,188
6,831	Huntington Bancshares, Inc.(a)	97,478
9,247	JPMorgan Chase & Co.(a)	1,088,280
2,200	SunTrust Banks, Inc.(a)	151,360
284	SVB Financial Group(a)(b)	59,342
10,719	Wells Fargo & Co.(a)	540,666

		3,418,553

	Beverages – 2.0%
11,495	Coca-Cola Co. (The)(a)	625,788

Shares	Description	Value (†)
Common Stocks – continued
	Beverages – continued
4,325	PepsiCo, Inc.(a)	$592,957

		1,218,745

	Biotechnology – 2.2%
3,834	AbbVie, Inc.(a)	290,311
761	Alexion Pharmaceuticals, Inc.(a)(b)	74,532
128	Alnylam Pharmaceuticals, Inc.(a)(b)	10,294
1,902	Amgen, Inc.(a)	368,056
649	Biogen, Inc.(a)(b)	151,100
2,113	Celgene Corp.(a)(b)	209,821
3,673	Gilead Sciences, Inc.(a)	232,795
253	Seattle Genetics, Inc.(b)	21,606

		1,358,515

	Building Products – 0.6%
1,115	A.O. Smith Corp.(a)	53,197
1,240	Fortune Brands Home & Security, Inc.(a)	67,828
4,110	Johnson Controls International PLC(a)	180,388
203	Lennox International, Inc.(a)	49,323
355	Resideo Technologies, Inc.(b)	5,094

		355,830

	Capital Markets – 1.9%
2,815	Bank of New York Mellon Corp. (The)(a)	127,266
424	BlackRock, Inc.(a)	188,951
3,819	Charles Schwab Corp. (The)(a)	159,749
144	FactSet Research Systems, Inc.(a)	34,988
1,192	Goldman Sachs Group, Inc. (The)(a)	247,018
5,055	Morgan Stanley(a)	215,697
429	MSCI, Inc.(a)	93,415
685	Raymond James Financial, Inc.(a)	56,485
538	TD Ameritrade Holding Corp.(a)	25,124

		1,148,693

	Chemicals – 1.9%
342	AdvanSix, Inc.(b)	8,796
1,171	Air Products & Chemicals, Inc.(a)	259,798
570	Albemarle Corp.(a)	39,626
379	Ashland Global Holdings, Inc.(a)	29,202
712	Celanese Corp., Series A(a)	87,071
2,051	Huntsman Corp.(a)	47,706
755	International Flavors & Fragrances, Inc.(a)	92,631
1,725	Linde PLC(a)	334,167
1,201	PPG Industries, Inc.(a)	142,331
931	RPM International, Inc.(a)	64,062
1,880	Valvoline, Inc.(a)	41,416

		1,146,806

	Commercial Services & Supplies – 0.5%
802	Waste Connections, Inc.(a)	73,784

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – continued
2,186	Waste Management, Inc.(a)	$251,390

		325,174

	Communications Equipment – 1.2%
203	Arista Networks, Inc.(a)(b)	48,501
763	Ciena Corp.(a)(b)	29,932
12,624	Cisco Systems, Inc.(a)	623,752

		702,185

	Consumer Finance – 1.0%
2,148	Ally Financial, Inc.(a)	71,228
2,518	American Express Co.(a)	297,829
1,537	Capital One Financial Corp.(a)	139,836
2,453	Synchrony Financial(a)	83,623

		592,516

	Containers & Packaging – 0.3%
938	Crown Holdings, Inc.(a)(b)	61,964
1,805	International Paper Co.(a)	75,485
681	Packaging Corp. of America(a)	72,254

		209,703

	Diversified Financial Services – 1.7%
5,069	Berkshire Hathaway, Inc., Class B(a)(b)	1,054,453

	Diversified Telecommunication Services – 2.2%
17,979	AT&T, Inc.(a)	680,325
158	GCI Liberty, Inc., Class A(a)(b)	9,807
10,880	Verizon Communications, Inc.(a)	656,717

		1,346,849

	Electric Utilities – 2.1%
6,212	Alliant Energy Corp.(a)	335,013
3,819	American Electric Power Co., Inc.(a)	357,802
2,842	Evergy, Inc.(a)	189,164
2,842	OGE Energy Corp.(a)	128,970
4,372	Southern Co. (The)(a)	270,058

		1,281,007

	Electrical Equipment – 0.5%
72	Acuity Brands, Inc.(a)	9,705
2,795	Emerson Electric Co.(a)	186,874
403	Hubbell, Inc.(a)	52,954
844	Sensata Technologies Holding PLC(a)(b)	42,250

		291,783

	Electronic Equipment, Instruments & Components – 0.4%
512	Arrow Electronics, Inc.(a)(b)	38,185
565	Avnet, Inc.(a)	25,134
438	CDW Corp.(a)	53,979
4,536	Flex Ltd.(a)(b)	47,469
565	Trimble, Inc.(a)(b)	21,928

Shares	Description	Value (†)
Common Stocks – continued
	Electronic Equipment, Instruments & Components – continued
132	Zebra Technologies Corp., Class A(a)(b)	$27,241

		213,936

	Energy Equipment & Services – 0.4%
238	KLX Energy Services Holdings, Inc.(b)	2,057
3,553	National Oilwell Varco, Inc.(a)	75,324
2,154	Oceaneering International, Inc.(a)(b)	29,187
3,557	Schlumberger Ltd.(a)	121,543
6,426	Transocean Ltd.(a)(b)	28,724

		256,835

	Entertainment – 2.1%
1,995	Activision Blizzard, Inc.(a)	105,575
361	Live Nation Entertainment, Inc.(a)(b)	23,949
121	Madison Square Garden Co. (The), Class A(a)(b)	31,886
1,199	Netflix, Inc.(a)(b)	320,876
378	Take-Two Interactive Software, Inc.(a)(b)	47,379
5,738	Walt Disney Co. (The)(a)	747,776

		1,277,441

	Food & Staples Retailing – 1.8%
1,137	Costco Wholesale Corp.(a)	327,581
1,865	Sysco Corp.(a)	148,081
2,018	Walgreens Boots Alliance, Inc.(a)	111,616
4,390	Walmart, Inc.(a)	521,005

		1,108,283

	Food Products – 1.0%
493	Bunge Ltd.(a)	27,914
885	Hain Celestial Group, Inc. (The)(a)(b)	19,005
304	Ingredion, Inc.(a)	24,849
1,635	Kellogg Co.(a)	105,212
6,322	Mondelez International, Inc., Class A(a)	349,733
426	Post Holdings, Inc.(a)(b)	45,088
432	TreeHouse Foods, Inc.(a)(b)	23,955

		595,756

	Gas Utilities – 0.3%
1,197	Atmos Energy Corp.(a)	136,327
1,071	UGI Corp.(a)	53,839

		190,166

	Health Care Equipment & Supplies – 3.5%
5,955	Abbott Laboratories(a)	498,255
356	Align Technology, Inc.(a)(b)	64,407
473	Cooper Cos., Inc. (The)(a)	140,481
1,363	DENTSPLY SIRONA, Inc.(a)	72,661
153	DexCom, Inc.(a)(b)	22,834
842	Hill-Rom Holdings, Inc.(a)	88,604
2,555	Hologic, Inc.(a)(b)	129,002
532	IDEXX Laboratories, Inc.(a)(b)	144,667

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
5,409	Medtronic PLC(a)	$587,526
1,010	ResMed, Inc.(a)	136,461
996	STERIS PLC(a)	143,912
275	Teleflex, Inc.(a)	93,431

		2,122,241

	Health Care Providers & Services – 1.9%
741	Anthem, Inc.(a)	177,914
1,510	Centene Corp.(a)(b)	65,323
1,385	Cigna Corp.(a)	210,229
3,249	MEDNAX, Inc.(a)(b)	73,492
90	Molina Healthcare, Inc.(a)(b)	9,875
2,683	UnitedHealth Group, Inc.(a)	583,070
170	WellCare Health Plans, Inc.(a)(b)	44,059

		1,163,962

	Hotels, Restaurants & Leisure – 2.1%
68	Domino’s Pizza, Inc.(a)	16,632
426	Dunkin’ Brands Group, Inc.(a)	33,807
404	Hilton Grand Vacations, Inc.(b)	12,928
1,252	Hilton Worldwide Holdings, Inc.(a)	116,574
1,174	Las Vegas Sands Corp.(a)	67,810
2,128	McDonald’s Corp.(a)	456,903
1,070	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)	20,769
2,040	MGM Resorts International(a)	56,549
3,772	Starbucks Corp.(a)	333,520
137	Vail Resorts, Inc.(a)	31,176
157	Yum China Holdings, Inc.	7,132
1,290	Yum! Brands, Inc.(a)	146,325

		1,300,125

	Household Durables – 0.3%
1,384	Leggett & Platt, Inc.(a)	56,661
9	NVR, Inc.(a)(b)	33,456
2,218	Toll Brothers, Inc.(a)	91,049

		181,166

	Household Products – 2.1%
1,194	Church & Dwight Co., Inc.(a)	89,836
570	Clorox Co. (The)(a)	86,566
1,212	Kimberly-Clark Corp.(a)	172,165
7,295	Procter & Gamble Co. (The)(a)	907,352

		1,255,919

	Industrial Conglomerates – 1.5%
1,532	3M Co.(a)	251,861
22,990	General Electric Co.(a)	205,531
2,682	Honeywell International, Inc.(a)	453,794

		911,186

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – 2.2%
1,161	American Financial Group, Inc.(a)	$125,214
1,703	Arch Capital Group Ltd.(a)(b)	71,492
2,336	Chubb Ltd.(a)	377,124
1,096	Cincinnati Financial Corp.(a)	127,870
2,121	Lincoln National Corp.(a)	127,939
977	Manulife Financial Corp.(a)	17,938
2,816	Prudential Financial, Inc.(a)	253,299
335	RenaissanceRe Holdings Ltd.(a)	64,806
878	Willis Towers Watson PLC(a)	169,427

		1,335,109

	Interactive Media & Services – 4.8%
511	Alphabet, Inc., Class A(a)(b)	624,002
1,017	Alphabet, Inc., Class C(a)(b)	1,239,723
6,036	Facebook, Inc., Class A(a)(b)	1,074,891

		2,938,616

	Internet & Direct Marketing Retail – 3.5%
1,045	Amazon.com, Inc.(a)(b)	1,814,026
132	Booking Holdings, Inc.(a)(b)	259,064
29	MercadoLibre, Inc.(b)	15,986
2,729	Qurate Retail, Inc., Class A(a)(b)	28,150

		2,117,226

	IT Services – 4.9%
2,134	Accenture PLC, Class A(a)	410,475
446	FleetCor Technologies, Inc.(a)(b)	127,904
1,032	Global Payments, Inc.(a)	164,088
2,639	International Business Machines Corp.(a)	383,763
973	Leidos Holdings, Inc.(a)	83,561
3,073	MasterCard, Inc., Class A(a)	834,535
5,825	Visa, Inc., Class A(a)	1,001,958

		3,006,284

	Leisure Products – 0.1%
590	Brunswick Corp.(a)	30,751
345	Polaris, Inc.(a)	30,363

		61,114

	Life Sciences Tools & Services – 0.9%
105	Bio-Rad Laboratories, Inc., Class A(a)(b)	34,938
500	Illumina, Inc.(a)(b)	152,110
182	PRA Health Sciences, Inc.(b)	18,060
1,269	Thermo Fisher Scientific, Inc.(a)	369,621

		574,729

	Machinery – 1.3%
471	AGCO Corp.(a)	35,655
1,987	Caterpillar, Inc.(a)	250,978
822	Cummins, Inc.(a)	133,715
908	Deere & Co.(a)	153,161

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – continued
797	IDEX Corp.(a)	$130,612
208	WABCO Holdings, Inc.(a)(b)	27,820
488	Wabtec Corp.(a)	35,068

		767,009

	Media – 1.2%
676	AMC Networks, Inc., Class A(a)(b)	33,232
12,770	Comcast Corp., Class A(a)	575,672
2,363	Fox Corp., Class A(a)	74,517
7,032	Sirius XM Holdings, Inc.(a)	43,985

		727,406

	Metals & Mining – 0.2%
746	Alcoa Corp.(b)	14,972
3,371	Barrick Gold Corp.(a)	58,419
316	Rio Tinto PLC, Sponsored ADR(a)	16,461
590	Southern Copper Corp.(a)	20,137
833	Steel Dynamics, Inc.(a)	24,823
1,375	Vale S.A., Sponsored ADR(a)(b)	15,813

		150,625

	Multi-Utilities – 0.4%
4,338	Public Service Enterprise Group, Inc.(a)	269,303

	Multiline Retail – 0.5%
3,758	Macy’s, Inc.(a)	58,399
2,692	Nordstrom, Inc.(a)	90,640
1,648	Target Corp.(a)	176,188

		325,227

	Oil, Gas & Consumable Fuels – 4.1%
778	Canadian Natural Resources Ltd.(a)	20,718
1,392	Cheniere Energy, Inc.(a)(b)	87,780
5,398	Chevron Corp.(a)	640,203
980	Concho Resources, Inc.(a)	66,542
529	Continental Resources, Inc.(a)(b)	16,288
619	Diamondback Energy, Inc.(a)	55,654
3,969	Encana Corp.(a)	18,257
250	EQT Corp.(a)	2,660
918	Equitrans Midstream Corp.(a)	13,357
11,335	Exxon Mobil Corp.(a)	800,364
1,235	HollyFrontier Corp.(a)	66,245
2,741	Noble Energy, Inc.(a)	61,563
3,216	Occidental Petroleum Corp.(a)	143,016
2,445	Phillips 66(a)	250,368
1,099	Pioneer Natural Resources Co.(a)	138,221
962	Suncor Energy, Inc.(a)	30,380
1,178	Targa Resources Corp.(a)	47,320
4,730	WPX Energy, Inc.(a)(b)	50,091

		2,509,027

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – 4.5%
898	Allergan PLC(a)	$151,124
4,588	Bristol-Myers Squibb Co.(a)	232,657
2,761	Eli Lilly & Co.(a)	308,763
241	Jazz Pharmaceuticals PLC(a)(b)	30,882
6,914	Johnson & Johnson(a)	894,533
7,139	Merck & Co., Inc.(a)	600,961
15,090	Pfizer, Inc.(a)	542,184
1,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR(b)	6,880

		2,767,984

	Professional Services – 0.6%
107	CoStar Group, Inc.(a)(b)	63,472
502	ManpowerGroup, Inc.(a)	42,288
650	TransUnion(a)	52,722
1,215	Verisk Analytics, Inc.(a)	192,140

		350,622

	Real Estate Management & Development – 0.0%
176	Jones Lang LaSalle, Inc.(a)	24,475

	REITs - Apartments – 1.0%
1,056	American Campus Communities, Inc.(a)	50,773
836	Camden Property Trust(a)	92,804
558	Essex Property Trust, Inc.(a)	182,271
928	Mid-America Apartment Communities, Inc.(a)	120,649
3,890	UDR, Inc.(a)	188,587

		635,084

	REITs - Diversified – 1.3%
1,526	Crown Castle International Corp.(a)	212,129
980	Digital Realty Trust, Inc.(a)	127,214
5,114	Duke Realty Corp.(a)	173,723
700	Gaming and Leisure Properties, Inc.(a)	26,768
540	SBA Communications Corp.(a)	130,221
846	VICI Properties, Inc.(a)	19,162
998	W.P. Carey, Inc.(a)	89,321

		778,538

	REITs - Health Care – 0.1%
2,686	Medical Properties Trust, Inc.(a)	52,538

	REITs - Hotels – 0.0%
672	Park Hotels & Resorts, Inc.(a)	16,780

	REITs - Mortgage – 0.1%
9,884	Annaly Capital Management, Inc.(a)	86,979

	REITs - Office Property – 0.1%
1,073	Kilroy Realty Corp.(a)	83,576

	REITs - Shopping Centers – 0.1%
757	Regency Centers Corp.(a)	52,604

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Single Tenant – 0.4%
1,255	National Retail Properties, Inc.(a)	$70,782
2,401	Realty Income Corp.(a)	184,109

		254,891

	REITs - Storage – 0.2%
984	Extra Space Storage, Inc.(a)	114,951

	REITs - Warehouse/Industrials – 0.1%
983	Liberty Property Trust(a)	50,457

	Road & Rail – 1.0%
1,072	Norfolk Southern Corp.(a)	192,596
93	Old Dominion Freight Line, Inc.(a)	15,807
2,553	Union Pacific Corp.(a)	413,535

		621,938

	Semiconductors & Semiconductor Equipment – 3.8%
2,688	Advanced Micro Devices, Inc.(a)(b)	77,925
4,707	Applied Materials, Inc.(a)	234,879
104	ASML Holding NV, (Registered)(a)	25,836
377	First Solar, Inc.(a)(b)	21,870
12,000	Intel Corp.(a)	618,360
2,446	Marvell Technology Group Ltd.(a)	61,077
2,524	Maxim Integrated Products, Inc.(a)	146,165
1,796	NVIDIA Corp.(a)	312,630
638	NXP Semiconductors NV(a)	69,619
1,366	ON Semiconductor Corp.(a)(b)	26,241
3,327	QUALCOMM, Inc.(a)	253,783
664	Teradyne, Inc.(a)	38,452
3,085	Texas Instruments, Inc.(a)	398,705
508	Versum Materials, Inc.(a)	26,888

		2,312,430

	Software – 7.0%
1,575	Adobe, Inc.(a)(b)	435,094
1,069	Cadence Design Systems, Inc.(a)(b)	70,640
526	CDK Global, Inc.(a)	25,295
275	Check Point Software Technologies Ltd.(a)(b)	30,112
909	Fortinet, Inc.(a)(b)	69,775
18,923	Microsoft Corp.(a)	2,630,865
7,065	Oracle Corp.(a)	388,787
165	Palo Alto Networks, Inc.(a)(b)	33,632
321	PTC, Inc.(a)(b)	21,886
2,803	salesforce.com, inc.(a)(b)	416,077
147	ServiceNow, Inc.(a)(b)	37,316
475	SS&C Technologies Holdings, Inc.(a)	24,496
745	Synopsys, Inc.(a)(b)	102,251

		4,286,226

	Specialty Retail – 2.3%
630	Advance Auto Parts, Inc.(a)	104,202

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
529	Burlington Stores, Inc.(a)(b)	$105,705
933	Dick’s Sporting Goods, Inc.(a)	38,076
1,030	Foot Locker, Inc.(a)	44,455
4,261	Home Depot, Inc. (The)(a)	988,637
296	Ulta Beauty, Inc.(a)(b)	74,192
583	Williams-Sonoma, Inc.(a)	39,632

		1,394,899

	Technology Hardware, Storage & Peripherals – 4.4%
10,834	Apple, Inc.(a)	2,426,491
346	Dell Technologies, Inc., Class C(a)(b)	17,944
5,591	Hewlett Packard Enterprise Co.(a)	84,815
7,665	HP, Inc.(a)	145,022

		2,674,272

	Textiles, Apparel & Luxury Goods – 1.0%
309	Carter’s, Inc.(a)	28,184
3,001	Hanesbrands, Inc.(a)	45,975
344	Lululemon Athletica, Inc.(a)(b)	66,230
4,513	NIKE, Inc., Class B(a)	423,861
762	Skechers U.S.A., Inc., Class A(a)(b)	28,461

		592,711

	Thrifts & Mortgage Finance – 0.1%
2,764	New York Community Bancorp, Inc.(a)	34,688

	Tobacco – 0.9%
4,789	Altria Group, Inc.(a)	195,870
206	British American Tobacco PLC, Sponsored ADR	7,601
4,288	Philip Morris International, Inc.(a)	325,588

		529,059

	Water Utilities – 0.4%
2,093	American Water Works Co., Inc.(a)	260,013

	Wireless Telecommunication Services – 0.0%
4,878	Sprint Corp.(a)(b)	30,097

	Total Common Stocks (Identified Cost $39,438,992)	60,208,012

Principal Amount
Short-Term Investments – 3.1%
$1,893,433	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2019 at 1.100% to be repurchased at $1,893,491 on 10/01/2019 collateralized by $1,815,000 U.S. Treasury Note, 2.625% due 1/31/2026 valued at $1,933,659 including accrued interest(c) (Identified Cost $1,893,433)	1,893,433

	Total Investments – 101.7% (Identified Cost $41,332,425)	62,101,445
	Other assets less liabilities – (1.7)%	(1,062,303)

	Net Assets – 100.0%	$61,039,142

Written Options – (1.6%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (1.6%)
S&P 500® Index, Call(d)	10/18/2019	2,925	(22)	$(6,548,828)	$(180,565)	$(165,990)
S&P 500® Index, Call(d)	10/18/2019	2,975	(23)	(6,846,502)	(133,342)	(89,125)
S&P 500® Index, Call(d)	10/18/2019	3,000	(22)	(6,548,828)	(168,245)	(52,250)
S&P 500® Index, Call(d)	10/18/2019	3,025	(22)	(6,548,828)	(83,545)	(26,730)
S&P 500® Index, Call(d)	10/31/2019	3,025	(22)	(6,548,828)	(99,385)	(52,690)
S&P 500® Index, Call(d)	11/15/2019	2,900	(22)	(6,548,828)	(168,202)	(257,950)
S&P 500® Index, Call(d)	11/15/2019	2,975	(23)	(6,846,502)	(178,204)	(145,475)
S&P 500® Index, Call(d)	11/15/2019	3,000	(23)	(6,846,502)	(150,846)	(109,595)
S&P 500® Index, Call(d)	11/15/2019	3,025	(21)	(6,251,154)	(104,527)	(71,295)

Total					$(1,266,861)	$(971,100)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“Cboe®”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the Cboe®. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2019, written options were fair valued at $(971,100) representing (1.6%) of net assets, using the closing rotation values published by the Cboe®.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$60,208,012	$—	$—	$60,208,012
Short-Term Investments	—	1,893,433	—	1,893,433

Total	$60,208,012	$1,893,433	$—	$62,101,445

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(971,100)	$—	$(971,100)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2019, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2019, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2019:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(971,100)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2019 (Unaudited)

Software	7.0%
Banks	5.6
IT Services	4.9
Interactive Media & Services	4.8
Pharmaceuticals	4.5
Technology Hardware, Storage & Peripherals	4.4
Oil, Gas & Consumable Fuels	4.1
Semiconductors & Semiconductor Equipment	3.8
Health Care Equipment & Supplies	3.5
Internet & Direct Marketing Retail	3.5
Aerospace & Defense	2.7
Specialty Retail	2.3
Biotechnology	2.2
Diversified Telecommunication Services	2.2
Insurance	2.2
Hotels, Restaurants & Leisure	2.1
Electric Utilities	2.1
Entertainment	2.1
Household Products	2.1
Beverages	2.0
Other Investments, less than 2% each	30.5
Short-Term Investments	3.1

Total Investments	101.7
Other assets less liabilities (including open written options)	(1.7)

Net Assets	100.0%